LITIGATION AND CONTINGENCIES - Guarantees (Details) $ in Thousands	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$		R$ 124,862,349
Administradora Plaza Vespucio S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 154,080		$ 141,900
Elqui Limited Agricultural Cooperative | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,361,892		1,212,500
Mall Plaza | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	881,130		628,381
Metro S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	23,996		23,204
Parque Arauco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	323,386		312,712
Lease Agreement | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	96,046		92,875
Miscellaneous | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	82,919		98,879
Various Retail | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	56,951		22,235
Employee Claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	8,863,041		8,045,861
Civil and tax claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,265,150		6,370,534
Governmental entities | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	10,234,807		9,990,170
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			19
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	19		29
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	13		21
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	655
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,376		2,131
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	56		86
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	8,607		13,331
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	112		174
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	55
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	152		236
Others | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	42		55
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	7,817		12,107
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,652		2,559
Coto Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			1,014
Cencosud | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	156		241
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	617
Vicentin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			956
Provincia de Entre Rios | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			6,981
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	5,515		5,252
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			1,137
Stefano Szwao Giacomelli | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,311		3,054
Sofia Cartes | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,220		2,637
Labor procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	5,980,781		6,648,889
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	88,143,399		80,036,491
Federal Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	219,466,178		188,083,737
State Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	138,003,496		116,943,181
Others
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,737,590		1,407,340
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability	346,823		576,829
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability			$ 4,414
Rental Guarantee | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 1,361